CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)		Total	Ivanhoe Capital Acquisition Corp [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Ivanhoe Capital Acquisition Corp [Member]	Accumulated Deficit	Accumulated Deficit Ivanhoe Capital Acquisition Corp [Member]	Accumulated Other Comprehensive Income/(Loss)	Common Class A [Member] Ivanhoe Capital Acquisition Corp [Member]	Common Class A [Member] Common Stock [Member] Ivanhoe Capital Acquisition Corp [Member]	Common Class B [Member] Common Stock [Member] Ivanhoe Capital Acquisition Corp [Member]	Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Series C plus redeemable convertible preferred stock [Member]	Redeemable Convertible Preferred Stock [Member] Series D Plus Redeemable Convertible Preferred Stock [Member]
Balance at the beginning at Dec. 31, 2018		$ (33,898,000)			$ 542,000		$ (34,447,000)		$ 7,000
Balance at the beginning (in shares) at Dec. 31, 2018				10,205,074
Balance at the beginning , Redeemable Convertible at Dec. 31, 2018													$ 80,919,000
Balance at the beginning , Redeemable Convertible, Shares at Dec. 31, 2018													29,263,571
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series C plus preference shares net of issuance costs of $55														$ 1,125,000
Issuance of Series C plus preference shares net of issuance costs of $55, Shares														232,582
Option exercises		$ 17,000			17,000
Option exercises, Shares		40,000		40,000
Stock-based compensation		$ 123,000			123,000
Foreign currency translation adjustments		(62,000)							(62,000)
Net income (loss)		(14,702,000)					(14,702,000)
Balance at the end at Dec. 31, 2019		$ (48,522,000)			682,000		(49,149,000)		(55,000)
Balance at the end (in shares) at Dec. 31, 2019				10,245,074
Balance at the ending , Redeemable Convertible at Dec. 31, 2019													$ 82,044,000
Balance at the ending , Redeemable Convertible, Shares at Dec. 31, 2019		29,496,153											29,496,153
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		$ 21,000			21,000
Foreign currency translation adjustments		(67,000)							(67,000)
Net income (loss)		(3,690,000)					(3,690,000)
Balance at the end at Mar. 31, 2020		(52,258,000)			703,000		(52,839,000)		(122,000)
Balance at the end (in shares) at Mar. 31, 2020				10,245,074
Balance at the ending , Redeemable Convertible at Mar. 31, 2020													$ 82,044,000
Balance at the ending , Redeemable Convertible, Shares at Mar. 31, 2020													29,496,153
Balance at the beginning at Dec. 31, 2019		$ (48,522,000)			682,000		(49,149,000)		(55,000)
Balance at the beginning (in shares) at Dec. 31, 2019				10,245,074
Balance at the beginning , Redeemable Convertible at Dec. 31, 2019													$ 82,044,000
Balance at the beginning , Redeemable Convertible, Shares at Dec. 31, 2019		29,496,153											29,496,153
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Option exercises, Shares		0
Foreign currency translation adjustments		$ 61,000
Net income (loss)		(10,043,000)
Balance at the end at Sep. 30, 2020		(58,409,000)	$ 4,767		777,000	$ 24,310	(59,192,000)	$ (20,233)	6,000		$ 0	$ 690
Balance at the end (in shares) at Sep. 30, 2020				10,245,074							0	6,900,000
Balance at the ending , Redeemable Convertible at Sep. 30, 2020													$ 82,044,000
Balance at the ending , Redeemable Convertible, Shares at Sep. 30, 2020													29,496,153
Balance at the beginning at Dec. 31, 2019		$ (48,522,000)			682,000		(49,149,000)		(55,000)
Balance at the beginning (in shares) at Dec. 31, 2019				10,245,074
Balance at the beginning , Redeemable Convertible at Dec. 31, 2019													$ 82,044,000
Balance at the beginning , Redeemable Convertible, Shares at Dec. 31, 2019		29,496,153											29,496,153
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Option exercises, Shares		0
Stock-based compensation		$ 154,000			154,000
Foreign currency translation adjustments		188,000							188,000
Net income (loss)		(13,889,000)					(13,889,000)
Balance at the end at Dec. 31, 2020		$ (62,069,000)	(7,821)		836,000	24,310	(63,038,000)	(32,821)	133,000		$ 0	$ 690
Balance at the end (in shares) at Dec. 31, 2020				10,245,074							0	6,900,000
Balance at the ending , Redeemable Convertible at Dec. 31, 2020													$ 82,044,000
Balance at the ending , Redeemable Convertible, Shares at Dec. 31, 2020		29,496,153											29,496,153
Balance at the beginning at Mar. 31, 2020		$ (52,258,000)			703,000		(52,839,000)		(122,000)
Balance at the beginning (in shares) at Mar. 31, 2020				10,245,074
Balance at the beginning , Redeemable Convertible at Mar. 31, 2020													$ 82,044,000
Balance at the beginning , Redeemable Convertible, Shares at Mar. 31, 2020													29,496,153
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		93,000			93,000
Foreign currency translation adjustments		7,000							7,000
Net income (loss)		(3,041,000)					(3,041,000)
Balance at the end at Jun. 30, 2020		(55,199,000)			796,000		(55,880,000)		(115,000)
Balance at the end (in shares) at Jun. 30, 2020				10,245,074
Balance at the ending , Redeemable Convertible at Jun. 30, 2020													$ 82,044,000
Balance at the ending , Redeemable Convertible, Shares at Jun. 30, 2020													29,496,153
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		(19,000)			(19,000)
Foreign currency translation adjustments		121,000							121,000
Net income (loss)		(3,312,000)					(3,312,000)
Balance at the end at Sep. 30, 2020		(58,409,000)	4,767		777,000	24,310	(59,192,000)	(20,233)	6,000		$ 0	$ 690
Balance at the end (in shares) at Sep. 30, 2020				10,245,074							0	6,900,000
Balance at the ending , Redeemable Convertible at Sep. 30, 2020													$ 82,044,000
Balance at the ending , Redeemable Convertible, Shares at Sep. 30, 2020													29,496,153
Balance at the beginning at Jul. 07, 2020			0			0		0			$ 0	$ 0
Balance at the beginning (in shares) at Jul. 07, 2020											0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors			25,000			24,310						$ 690
Shares issues												6,900,000
Net income (loss)			(20,233)					(20,233)
Balance at the end at Sep. 30, 2020		(58,409,000)	4,767		777,000	24,310	(59,192,000)	(20,233)	6,000		$ 0	$ 690
Balance at the end (in shares) at Sep. 30, 2020				10,245,074							0	6,900,000
Balance at the ending , Redeemable Convertible at Sep. 30, 2020													$ 82,044,000
Balance at the ending , Redeemable Convertible, Shares at Sep. 30, 2020													29,496,153
Balance at the beginning at Jul. 07, 2020			0			0		0			$ 0	$ 0
Balance at the beginning (in shares) at Jul. 07, 2020											0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors			25,000
Balance at the end at Jan. 11, 2021			(30,486,004)
Balance at the ending , Redeemable Convertible, Shares at Jan. 11, 2021										27,600,000
Balance at the beginning at Jul. 07, 2020			0			0		0			$ 0	$ 0
Balance at the beginning (in shares) at Jul. 07, 2020											0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors	[1],[2]		25,000			24,310						$ 690
Shares issues	[1],[2]											6,900,000
Net income (loss)			(32,821)					(32,821)
Balance at the end at Dec. 31, 2020		$ (62,069,000)	(7,821)		836,000	24,310	(63,038,000)	(32,821)	133,000		$ 0	$ 690
Balance at the end (in shares) at Dec. 31, 2020				10,245,074							0	6,900,000
Balance at the ending , Redeemable Convertible at Dec. 31, 2020													$ 82,044,000
Balance at the ending , Redeemable Convertible, Shares at Dec. 31, 2020		29,496,153											29,496,153
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		$ 72,000			72,000
Foreign currency translation adjustments		(14,000)							(14,000)
Accretion of Class A ordinary shares subject to redemption			(29,599,596)			(24,310)		(29,575,286)
Net income (loss)		(3,595,000)	1,528,079				(3,595,000)	1,528,079
Balance at the end at Mar. 31, 2021		(65,606,000)	(28,079,338)		908,000		(66,633,000)	(28,080,028)	119,000		$ 0	$ 690
Balance at the end (in shares) at Mar. 31, 2021				10,245,074							0	6,900,000
Balance at the ending , Redeemable Convertible at Mar. 31, 2021													$ 82,044,000
Balance at the ending , Redeemable Convertible, Shares at Mar. 31, 2021													29,496,153
Balance at the beginning at Dec. 31, 2020		$ (62,069,000)	(7,821)		836,000	24,310	(63,038,000)	(32,821)	133,000		$ 0	$ 690
Balance at the beginning (in shares) at Dec. 31, 2020				10,245,074							0	6,900,000
Balance at the beginning , Redeemable Convertible at Dec. 31, 2020													$ 82,044,000
Balance at the beginning , Redeemable Convertible, Shares at Dec. 31, 2020		29,496,153											29,496,153
Balance at the end at Jun. 30, 2021		$ (72,036,000)	(38,524,727)		1,022,000		(73,262,000)	(38,525,417)	204,000		$ 0	$ 690
Balance at the end (in shares) at Jun. 30, 2021				10,245,074							0	6,900,000
Balance at the ending , Redeemable Convertible at Jun. 30, 2021													$ 269,941,000
Balance at the ending , Redeemable Convertible, Shares at Jun. 30, 2021													36,064,095
Balance at the beginning at Dec. 31, 2020		$ (62,069,000)	(7,821)		836,000	$ 24,310	(63,038,000)	(32,821)	133,000		$ 0	$ 690
Balance at the beginning (in shares) at Dec. 31, 2020				10,245,074							0	6,900,000
Balance at the beginning , Redeemable Convertible at Dec. 31, 2020													$ 82,044,000
Balance at the beginning , Redeemable Convertible, Shares at Dec. 31, 2020		29,496,153											29,496,153
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Option exercises, Shares		20,539
Foreign currency translation adjustments		$ 48,000
Issuance of Class B common stock to Sponsors			1,100,000
Net income (loss)		(18,219,000)	(5,543,192)
Balance at the end at Sep. 30, 2021		$ (79,877,000)	(35,150,609)		1,199,000		(81,257,000)	(35,151,299)	181,000		$ 0	$ 690
Balance at the end (in shares) at Sep. 30, 2021				10,265,613							0	6,900,000
Balance at the ending , Redeemable Convertible at Sep. 30, 2021													$ 269,941,000
Balance at the ending , Redeemable Convertible, Shares at Sep. 30, 2021		36,064,095											36,064,095
Balance at the beginning at Mar. 31, 2021		$ (65,606,000)	(28,079,338)		908,000		(66,633,000)	(28,080,028)	119,000		$ 0	$ 690
Balance at the beginning (in shares) at Mar. 31, 2021				10,245,074							0	6,900,000
Balance at the beginning , Redeemable Convertible at Mar. 31, 2021													$ 82,044,000
Balance at the beginning , Redeemable Convertible, Shares at Mar. 31, 2021													29,496,153
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series D and Series D plus redeemable convertible preferred stock, net of issuance costs of $608															$ 187,897,000
Issuance of Series D and Series D plus redeemable convertible preferred stock, net of issuance costs of $608, Shares															6,567,942
Stock-based compensation		114,000			114,000
Foreign currency translation adjustments		85,000							85,000
Net income (loss)		(6,629,000)	(10,445,389)				(6,629,000)	(10,445,389)
Balance at the end at Jun. 30, 2021		(72,036,000)	(38,524,727)		1,022,000		(73,262,000)	(38,525,417)	204,000		$ 0	$ 690
Balance at the end (in shares) at Jun. 30, 2021				10,245,074							0	6,900,000
Balance at the ending , Redeemable Convertible at Jun. 30, 2021													$ 269,941,000
Balance at the ending , Redeemable Convertible, Shares at Jun. 30, 2021													36,064,095
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Option exercises		20,000			20,000
Option exercises, Shares				20,539
Stock-based compensation		157,000			157,000
Foreign currency translation adjustments		(23,000)							(23,000)
Net income (loss)		(7,995,000)	3,374,118				(7,995,000)	3,374,118
Balance at the end at Sep. 30, 2021		$ (79,877,000)	$ (35,150,609)		$ 1,199,000		$ (81,257,000)	$ (35,151,299)	$ 181,000		$ 0	$ 690
Balance at the end (in shares) at Sep. 30, 2021				10,265,613							0	6,900,000
Balance at the ending , Redeemable Convertible at Sep. 30, 2021													$ 269,941,000
Balance at the ending , Redeemable Convertible, Shares at Sep. 30, 2021		36,064,095											36,064,095

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number excludes an aggregate of up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).